UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2017 (Unaudited)

Deutsche Floating Rate Fund

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 88.1%
Senior Loans
Consumer Discretionary 15.6%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD-LIBOR + 2.250%, 3.511% **, 2/16/2024	625,845	624,769
Abercrombie & Fitch Management Co., Term Loan B, 1-month USD-LIBOR + 3.750%, 4.99% **, 8/7/2021 (a)	1,341,250	1,327,838
Academy Ltd., Term Loan B, 3-month USD-LIBOR + 4.000%, 5.242% **, 7/1/2022	1,994,610	1,350,351
Altice U.S. Finance I Corp., Term Loan, 1-month USD-LIBOR + 2.250%, 3.484% **, 7/28/2025	1,960,075	1,949,667
Amaya Holdings BV, Term Loan B, 3-month USD-LIBOR + 3.500%, 4.796% **, 8/1/2021	2,954,774	2,967,701
AMC Entertainment, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.478% **, 12/15/2023	1,243,750	1,240,976
American Axle & Manufacturing, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.49% **, 4/6/2024 (a)	685,385	681,958
Aristocrat Leisure Ltd., Term Loan B, 3-month USD-LIBOR + 2.250%, 3.557% **, 10/20/2021	1,300,284	1,302,351
Bass Pro Group LLC, Term Loan B, 3-month USD-LIBOR + 5.000%, 6.296% **, 12/16/2023	2,000,000	1,902,510
Capital Automotive LP, Second Lien Term Loan, 1-month USD-LIBOR + 6.000%, 7.24% **, 3/24/2025	925,260	938,852
CDS U.S. Intermediate Holdings, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.750%, 5.046% **, 7/8/2022	1,842,589	1,841,050
CH Hold Corp.:
Term Delay Draw B, 1-week USD-LIBOR + 3.000%, 4.156% **, 2/1/2024	47,940	48,219
First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 4.239% **, 2/1/2024	512,352	515,339
Second Lien Term Loan, 1-month USD-LIBOR + 7.250%, 8.489% **, 2/1/2025	360,000	369,000
CSC Holdings LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.250%, 3.478% **, 7/17/2025	2,583,089	2,570,987
Delta 2 (LUX) SARL, Term Loan B3, 1-month USD-LIBOR + 3.250%, 4.489% **, 2/1/2024	2,590,909	2,610,872
Dollar Tree, Inc., Term Loan B2, 4.25%, 7/6/2022	1,500,000	1,521,878
Eldorado Resorts LLC, Term Loan B, 3-month USD-LIBOR + 2.250%, 3.563% **, 4/17/2024	561,094	559,340
Federal-Mogul Holdings Corp., Term Loan C, 1-month USD-LIBOR + 3.750%, 4.98% **, 4/15/2021	1,402,490	1,409,502
Fitness International LLC, Term Loan B, 1-month USD-LIBOR + 4.250%, 5.489% **, 7/1/2020	3,297,174	3,335,916
Four Seasons Hotels Ltd., First Lien Term Loan, 1-month USD-LIBOR + 2.500%, 3.739% **, 11/30/2023	1,656,030	1,665,685
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.489% **, 8/18/2023	351,299	353,166
ION Media Networks, Inc., Term Loan B3, 2-month USD-LIBOR + 3.000%, 4.26% **, 12/18/2020	2,241,805	2,250,212
Jeld-Wen, Inc., Term Loan B, 3-month USD-LIBOR + 3.000%, 4.296% **, 7/1/2022	2,394,084	2,412,039
KAR Auction Services, Inc., Term Loan B5, 3-month USD-LIBOR + 2.500%, 3.813%, 3/9/2023	776,688	781,220
Landry's, Inc., Term Loan B, 3-month USD-LIBOR + 2.750%, 3.984%, 10/4/2023	1,970,385	1,957,449
Libbey Glass, Inc., Term Loan B, 1-month USD-LIBOR + 3.000%, 4.229% **, 4/9/2021	888,189	811,582
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD-LIBOR + 2.750%, 4.046% **, 8/18/2021	1,966,536	1,967,362
NEP/NCP Holdco, Inc.:
Term Loan, 1-month USD-LIBOR + 3.250%, 4.489% **, 7/21/2022	1,962,026	1,957,121
Second Lien Term Loan, 1-month USD-LIBOR + 7.000%, 8.231% **, 1/23/2023	562,710	569,040
Penn National Gaming, Inc., Term Loan B, 3-month USD-LIBOR + 2.500%, 3.796% **, 1/19/2024	299,250	300,908
PetSmart, Inc., Term Loan B2, 1-month USD-LIBOR + 3.000%, 4.24% **, 3/11/2022	4,958,288	4,389,647
Serta Simmons Bedding LLC, First Lien Term Loan, 3-month USD-LIBOR + 3.500% **, 4.802%, 11/8/2023	3,184,000	3,103,604
Springer Science+Business Media Deutschland GmbH, Term Loan B9, 3-month USD-LIBOR + 3.500%, 4.796% **, 8/14/2020	2,768,243	2,779,205
SRAM LLC, Term Loan, 2-month USD-LIBOR + 3.500%, 4.757% **, 3/15/2024	2,627,712	2,647,420
Telenet Financing USD LLC, Term Loan AI, 1-month USD-LIBOR + 2.750%, 3.977% **, 6/30/2025	1,666,667	1,672,109
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	3,000,000	2,842,500
TI Group Automotive Systems LLC, Term Loan, 1-month USD-LIBOR + 2.750%, 3.989% **, 6/30/2022	3,919,901	3,932,954
Toys 'R' Us-Delaware, Inc., Term Loan B4, 3-month USD-LIBOR + 8.750%, 10.067% **, 4/24/2020	1,381,577	1,071,869
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 4.49% **, 5/6/2021	2,882,750	2,901,848
WMG Acquisition Corp., Term Loan D, 1-month USD-LIBOR + 2.500%, 3.736% **, 11/1/2023	1,427,335	1,430,653
World Triathlon Corp., Term Loan, 3-month USD-LIBOR + 4.250%, 5.546% **, 6/26/2021 (a)	2,182,500	2,193,412
		73,060,081
Consumer Staples 5.5%
Albertson's LLC, Term Loan B6, 3-month USD-LIBOR + 3.000%, 4.317% **, 6/22/2023	1,793,978	1,748,752
Centerplate, Inc., Term Loan A, 3-month USD-LIBOR + 3.750%, 4.973% **, 11/26/2019	3,422,380	3,430,936
CTI Foods Holding Co., LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 4.74% **, 6/29/2020	2,795,457	2,634,718
Darling International, Inc., Term Loan B, 1-month USD-LIBOR + 2.500%, 3.74% **, 1/6/2021	2,743,595	2,769,317
Fairway Group Acquisition Co.:
Term Loan, 10.0%, 1/3/2020 (PIK) (a)	2,256,132	1,498,541
Term Loan, 11.0%, 10/3/2021 (PIK) (a)	1,974,565	673,654
Galleria Co., Term Loan B, 1-month USD-LIBOR + 3.000%, 4.25% **, 9/29/2023	1,000,000	1,001,875
General Nutrition Centers, Inc., Term Loan, 1-month USD-LIBOR + 2.500%, 3.74% **, 3/4/2019	1,000,000	949,585
JBS U.S.A. LLC, Term Loan B, 3-month USD-LIBOR + 2.500%, 3.804% **, 10/30/2022	4,765,413	4,717,759
TKC Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 4.250%, 5.489% **, 2/1/2023	1,616,484	1,625,326
U.S. Foods, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.989% **, 6/27/2023	2,481,203	2,494,875
Weight Watchers International, Inc., Term Loan B2, 3-month USD-LIBOR + 3.250%, 4.529% **, 4/2/2020	2,089,091	2,047,685
		25,593,023
Energy 5.6%
Chesapeake Energy Corp., Term Loan, 3-month USD-LIBOR + 7.500%, 8.814% **, 8/23/2021	750,000	801,251
Crestwood Holdings LLC, Term Loan B1, 1-month USD-LIBOR + 8.000%, 9.228% **, 6/19/2019	1,803,939	1,801,693
Fieldwood Energy LLC:
First Lien Term Loan, 3-month USD-LIBOR + 2.875%, 4.171% **, 9/28/2018	2,000,000	1,880,000
First Lien Term Loan, 1-month USD-LIBOR + 7.125%, 8.421% **, 9/30/2020	1,000,000	730,000
Gavilan Resources LLC, Second Lien Term Loan, 1-month USD-LIBOR + 6.000%, 7.231% **, 3/1/2024	900,000	852,750
Gulf Finance LLC, Term Loan B, 3-month USD-LIBOR + 5.250%, 6.55% **, 8/25/2023	2,984,993	2,731,268
Houston Fuel Oil Co., LLC, Term Loan B, 3-month USD-LIBOR + 3.500%, 4.795% **, 8/19/2021	2,969,466	2,954,618
MEG Energy Corp., Term Loan B, 1-month USD-LIBOR + 3.500%, 4.734% **, 12/31/2023	4,349,100	4,323,288
Murray Energy Corp., Term Loan B2, 3-month USD-LIBOR + 7.250%, 8.546% **, 4/16/2020	2,962,708	2,719,869
Southcross Holdings Borrower LP, Term Loan B, 3.5% Cash, 5.500% PIK, 4/13/2023	814,270	717,238
TPF II Power LLC, Term Loan B, 1-month USD-LIBOR + 3.750%, 4.989% **, 10/2/2023	2,757,860	2,767,334
Ultra Resources, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.000%, 4.309% **, 4/12/2024	2,000,000	2,001,250
Veresen Midstream LP, Term Loan B, 1-month USD-LIBOR + 3.500%, 4.739% **, 3/31/2022	1,745,569	1,757,579
		26,038,138
Financials ** 5.6%
AmWINS Group, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.989%, 1/25/2024	995,000	997,801
Asurion LLC:
Term Loan B4, 1-month USD-LIBOR + 2.750%, 3.989%, 8/4/2022	915,734	919,456
Term Loan B5, 1-month USD-LIBOR + 3.000%, 4.239%, 11/3/2023	2,737,811	2,752,992
AWAS Finance Luxembourg SARL, Term Loan B, 3-month USD-LIBOR + 3.250%, 4.48%, 6/10/2018	884,009	886,219
Black Knight InfoServ LLC, Term Loan B, 1-month USD-LIBOR + 2.250%, 3.5%, 5/27/2022	1,470,000	1,477,350
Brand Energy & Infrastructure Services, Inc., Term Loan, 2-month USD-LIBOR + 4.250%, 5.522%, 6/21/2024	2,700,000	2,712,001
Duff & Phelps Corp.:
Term Loan B, 3-month USD-LIBOR + 3.750%, 5.046%, 4/23/2020	3,266,979	3,294,895
Term Loan B1, 3-month USD-LIBOR + 3.750%, 5.046%, 4/23/2020	487,500	491,666
First Eagle Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.500%, 4.796%, 12/1/2022	961,538	973,558
Forterra Finance LLC, Term Loan B, 1-month USD-LIBOR + 3.000%, 4.239%, 10/25/2023	2,754,058	2,313,422
LPL Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 2.500%, 3.825%, 3/11/2024	1,097,250	1,102,736
MGM Growth Properties Operating Partnership LP, Term Loan B, 1-month USD-LIBOR + 2.250%, 3.489%, 4/25/2023	987,500	990,932
Moneygram International, Inc., Term Loan B, 3-month USD-LIBOR + 3.250%, 4.546%, 3/27/2020	2,489,817	2,490,328
SAM Finance Lux SARL, Term Loan, 3-month USD-LIBOR + 3.250%, 4.5%, 12/17/2020	2,736,864	2,751,411
The Geo Group, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.49%, 3/22/2024	598,500	600,496
Victory Capital Management, Inc., Term Loan B, 2-month USD-LIBOR + 5.250%, 6.508%, 10/29/2021	1,458,960	1,481,764
		26,237,027
Health Care ** 6.6%
Acadia Healthcare Co., Inc.:
Term Loan B2, 1-month USD-LIBOR + 2.750%, 3.982%, 2/16/2023	1,947,670	1,961,060
Term Loan B1, 1-month USD-LIBOR + 2.750%, 3.989%, 2/11/2022	494,924	498,638
Alere, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.49%, 6/18/2022	2,858,213	2,857,913
Amneal Pharmaceuticals LLC, Term Loan, 3-month USD-LIBOR + 3.500%, 4.796%, 11/1/2019	3,131,283	3,152,169
Community Health Systems, Inc., Term Loan H, 3-month USD-LIBOR + 3.000%, 4.317%, 1/27/2021	2,111,588	2,103,891
Concordia International Corp., Term Loan, 1-month USD-LIBOR + 4.250%, 5.484%, 10/21/2021	1,740,064	1,246,564
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD-LIBOR + 2.250%, 3.444%, 1/31/2025	1,596,000	1,600,557
Halyard Health, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.989%, 11/1/2021	3,500,000	3,531,727
Horizon Pharma, Inc., Term Loan B, 1-month USD-LIBOR + 3.750%, 5.0%, 3/29/2024	3,663,690	3,702,617
Mallinckrodt International Finance SA, Term Loan B, 3-month USD-LIBOR + 2.750%, 4.046%, 9/24/2024	2,314,514	2,320,844
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD-LIBOR + 3.000%, 4.296%, 6/7/2023	2,893,113	2,909,083
Parexel International Corp., Term Loan B, USD-LIBOR plus 3.25%, 3.25%, 8/7/2024	2,485,865	2,494,877
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD-LIBOR + 4.750%, 5.99%, 4/1/2022	2,612,255	2,659,746
		31,039,686
Industrials ** 16.8%
Acosta Holdco, Inc., Term Loan, 1-month USD-LIBOR + 3.250%, 4.489%, 9/26/2021	1,305,902	1,175,312
Advantage Sales & Marketing, Inc.:
First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 4.546%, 7/23/2021	2,423,722	2,339,194
Second Lien Term Loan, 3-month USD-LIBOR + 6.500%, 7.796%, 7/25/2022	1,500,000	1,383,285
Apex Tool Group LLC, Term Loan B, 1-month USD-LIBOR + 3.250%, 4.5%, 1/31/2020	2,503,595	2,413,466
Blackboard, Inc., Term Loan B4, 3-month USD-LIBOR + 5.000%, 6.304%, 6/30/2021	1,127,697	1,114,543
Brickman Group Ltd. LLC:
First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 4.234%, 12/18/2020	2,914,491	2,928,714
Second Lien Term Loan, 1-month USD-LIBOR + 6.500%, 7.728%, 12/17/2021	1,404,255	1,413,790
Camelot UK Holdco Ltd., Term Loan B, 1-month USD-LIBOR + 3.500%, 4.739%, 10/3/2023	3,740,334	3,763,711
Clark Equipment Co., Term Loan B, 3-month USD-LIBOR + 2.750%, 4.013%, 5/18/2024	748,125	751,477
Coach America Holdings, Inc., Letter of Credit, 12-month USD-LIBOR + 5.750%, 4/20/2018 * (a)	1,693,059	169
Crossmark Holdings, Inc., Second Lien Term Loan, 3-month USD-LIBOR + 7.500%, 8.796%, 12/21/2020	1,000,000	466,665
DTZ U.S. Borrower LLC, First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 4.564%, 11/4/2021	2,954,774	2,964,805
Garda World Security Corp., Term Loan, 3-month USD-LIBOR + 4.000%, 5.311%, 5/24/2024	2,776,547	2,800,842
Gardner Denver, Inc., Term Loan B, 3-month USD-LIBOR + 2.750%, 4.012%, 7/30/2024	2,483,623	2,485,808
Gates Global LLC, Term Loan B, 3-month USD-LIBOR + 3.250%, 4.546%, 4/1/2024	3,556,811	3,574,595
Generac Power Systems, Inc., Term Loan B, 3-month USD-LIBOR + 2.250%, 3.549%, 5/31/2023	1,826,720	1,835,470
IG Investment Holdings LLC, Term Loan, 3-month USD-LIBOR + 4.000%, 5.296%, 10/31/2021	3,364,295	3,395,128
Infor (U.S.), Inc., Term Loan B6, 3-month USD-LIBOR + 2.750%, 4.046%, 2/1/2022	2,963,855	2,959,898
Inmar Holdings, Inc., First Lien Term Loan, 2-month USD-LIBOR + 3.500%, 4.756%, 5/1/2024	1,900,000	1,904,760
IQOR U.S., Inc.:
Term Loan B, 3-month USD-LIBOR + 5.000%, 6.299%, 4/1/2021	659,994	655,869
Second Lien Term Loan, 3-month USD-LIBOR + 8.750%, 10.049%, 4/1/2022	750,000	728,906
Kenan Advantage Group, Inc.:
Term Loan, 1-month USD-LIBOR + 3.000%, 4.239%, 7/31/2022	1,625,464	1,627,496
Term Loan B, 1-month USD-LIBOR + 3.000%, 4.239%, 7/31/2022	446,359	446,917
MA FinanceCo., LLC, Term Loan B3, 1-month USD-LIBOR + 2.750%, 3.981%, 6/21/2024	77,387	77,467
MacDonald, Dettwiler and Associates Ltd., Term Loan B, USD-LIBOR plus 2.75%, 2.75% 7/6/2024	1,745,000	1,740,201
Manitowoc Foodservice, Inc., Term Loan B, 1-week USD-LIBOR + 3.000%, 4.239%, 3/3/2023	2,507,692	2,522,312
Monitronics International, Inc., Term Loan B2, 3-month USD-LIBOR + 5.500%, 6.796%, 9/30/2022	1,430,625	1,398,793
Peak 10, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 4.811%, 8/1/2024	1,363,637	1,362,362
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.750%, 3.989%, 11/15/2023	3,771,750	3,758,323
Rexnord LLC, Term Loan B, 3-month USD-LIBOR + 2.750%, 4.05%, 8/21/2023	2,381,749	2,390,574
Sabre GLBL, Inc., Term Loan B, 3-month USD-LIBOR + 2.750%, 3.984%, 2/22/2024	3,610,372	3,629,001
Science Applications International Corp., Term Loan B, 3-month USD-LIBOR + 2.500%, 3.813%, 9/26/2018	702,866	707,259
SRS Distribution, Inc., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.546%, 8/25/2022	2,096,188	2,106,669
STG-Fairway Acquisitions, Inc., First Lien Term Loan, 3-month USD-LIBOR + 5.250%, 6.546%, 6/30/2022	2,616,480	2,544,527
Summit Materials Companies I LLC, Term Loan B, 1-month USD-LIBOR + 2.750%, 3.989%, 7/17/2022	1,932,784	1,945,270
TransDigm, Inc., Term Loan E, 1-month USD-LIBOR + 3.000%, 4.26%, 5/14/2022	2,916,935	2,925,220
Travelport Finance (Luxembourg) SARL, Term Loan, 3-month USD-LIBOR + 2.750%, 4.061%, 9/2/2021	2,390,474	2,390,856
Waste Industries U.S.A., Inc., Term Loan, 1-month USD-LIBOR + 2.750%, 3.989%, 2/27/2020	1,922,867	1,928,577
WTG Holdings III Corp., First Lien Term Loan, 3-month USD-LIBOR + 3.750%, 5.046%, 1/15/2021	2,555,141	2,587,886
XPO Logistics, Inc., Term Loan B, 3-month USD-LIBOR + 2.250%, 3.554%, 11/1/2021	1,737,232	1,742,131
		78,888,248
Information Technology ** 9.6%
Almonde, Inc.:
First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 4.817%, 6/13/2024	3,142,857	3,162,170
Second Lien Term Loan, 3-month USD-LIBOR + 7.250%, 8.567%, 6/13/2025	571,428	583,571
Aricent Technologies, First Lien Term Loan, 1-month USD-LIBOR + 4.500%, 5.729%, 4/14/2021	1,655,070	1,659,208
Aspect Software, Inc., Term Loan, 1-month USD-LIBOR + 10.000%, 11.234%, 5/25/2020	886,791	873,489
BMC Software Finance, Inc., Term Loan, 1-month USD-LIBOR + 4.000%, 5.239%, 9/10/2022	1,298,610	1,305,740
Change Healthcare Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.989%, 3/1/2024	2,743,125	2,746,897
CPI Acquisition, Inc., Term Loan B, 3-month USD-LIBOR + 4.500%, 5.962%, 8/17/2022	2,232,759	1,473,621
Cypress Intermediate Holdings III, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.000%, 4.24%, 4/27/2024	2,250,000	2,250,000
Dell, Inc., Term Loan B, 1-month USD-LIBOR + 2.500%, 3.74%, 9/7/2023	5,955,075	5,987,054
Diebold, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 4.0%, 11/6/2023	473,813	474,703
First Data Corp.:
Term Loan, 1-month USD-LIBOR + 2.250%, 3.486%, 7/8/2022	2,281,930	2,282,409
Term Loan, 1-month USD-LIBOR + 2.500%, 3.736%, 4/26/2024	3,804,360	3,810,694
Kronos, Inc.:
Term Loan B, 3-month USD-LIBOR + 3.500%, 4.811%, 11/1/2023	4,676,529	4,722,570
Second Lien Term Loan, 3-month USD-LIBOR + 8.250%, 9.561%, 11/1/2024	1,000,000	1,037,145
Project Alpha Intermediate Holding, Inc., Term Loan B, 3-month USD-LIBOR + 3.500%, 4.81%, 4/26/2024	1,250,000	1,224,219
PSAV Holdings LLC, Term Loan B, 3-month USD-LIBOR + 3.500%, 4.788%, 4/27/2024	3,139,798	3,151,572
Riverbed Technology, Inc., Term Loan, 1-month USD-LIBOR + 3.250%, 4.49%, 4/24/2022	2,208,629	2,149,503
Rovi Solutions Corp., Term Loan B, 1-month USD-LIBOR + 2.500%, 3.74%, 7/2/2021	455,457	457,326
Seattle Spinco, Inc., Term Loan B3, 3-month USD-LIBOR + 2.750%, 4.03%, 6/21/2024	522,613	523,157
Synchronoss Technologies, Inc., Term Loan, 3-month USD-LIBOR + 4.500%, 5.757%, 1/19/2024	543,638	538,103
Tempo Acquisition LLC, Term Loan, 1-month USD-LIBOR + 3.000%, 4.232%, 5/1/2024	3,500,000	3,515,750
Western Digital Corp., Term Loan B, 3-month USD-LIBOR + 2.750%, 3.984%, 4/29/2023	1,173,093	1,181,480
		45,110,381
Materials ** 11.9%
American Rock Salt Co., LLC:
First Lien Term Loan, 1-month USD-LIBOR + 3.750%, 4.989%, 5/20/2021	983,136	985,186
Term Loan, 1-month USD-LIBOR + 3.750%, 4.989%, 5/20/2021	1,893,185	1,897,132
Berry Plastics Group, Inc., Term Loan K, 1-month USD-LIBOR + 2.250%, 3.481%, 2/8/2020	1,564,725	1,568,738
BWAY Holding Co., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.481%, 4/3/2024	4,541,667	4,552,657
Chemours Co., Term Loan B, 1-month USD-LIBOR + 2.500%, 3.74%, 5/12/2022	1,486,218	1,492,720
Consolidated Container Co., LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 4.739%, 5/22/2024	840,000	846,565
CPG International, Inc., Term Loan, 3-month USD-LIBOR + 3.750%, 5.046%, 5/3/2024	1,457,304	1,460,343
Diamond (BC) BV, Term Loan, 3-month USD-LIBOR + 3.000%, 4.316%, 7/12/2024	1,923,077	1,914,067
Fairmount Santrol, Inc., Term Loan B2, 3-month USD-LIBOR + 3.500%, 4.796%, 9/5/2019	2,980,719	2,880,120
Huntsman International LLC, Term Loan B2, 1-month USD-LIBOR + 3.000%, 4.239%, 4/1/2023	1,282,881	1,291,297
INEOS Styrolution Group GmbH, First Lien Term Loan, 3-month USD-LIBOR + 2.750%, 4.046%, 4/1/2024	1,893,722	1,903,200
Ineos U.S. Finance LLC, Term Loan, 2-month USD-LIBOR + 2.750%, 4.007%, 4/1/2024	580,417	582,666
Kronos Worldwide, Inc., Term Loan, 3-month USD-LIBOR + 3.000%, 4.3%, 2/18/2020	1,254,752	1,260,505
MacDermid, Inc., Term Loan B6, 1-month USD-LIBOR + 3.000%, 4.234%, 6/7/2023	3,505,749	3,524,382
Minerals Technologies, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.502%, 2/14/2024	2,143,660	2,155,729
New Arclin U.S. Holding Corp., First Lien Term Loan, 6-month USD-LIBOR + 4.250%, 5.67%, 2/14/2024	840,000	848,400
Peabody Energy Corp., Term Loan, 1-month USD-LIBOR + 4.500%, 5.739%, 3/31/2022	1,723,989	1,741,660
Proampac PG Borrower LLC, First Lien Term Loan, 1-month USD-LIBOR + 4.000%, 5.275%, 11/18/2023	2,766,798	2,803,984
Reynolds Group Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.000%, 4.239%, 2/5/2023	6,176,784	6,189,477
SIG Combibloc U.S. Acquisition, Inc., Term Loan, 1-month USD-LIBOR + 3.000%, 4.239%, 3/13/2022	3,723,049	3,747,602
Solenis International LP:
First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 4.567%, 7/31/2021	2,527,274	2,538,331
Second Lien Term Loan, 3-month USD-LIBOR + 6.750%, 8.067%, 7/31/2022	1,000,000	1,004,375
Tronox Pigments (Netherlands) BV, Term Loan, 3-month USD-LIBOR + 3.500%, 4.796%, 3/19/2020	2,490,218	2,498,199
Univar, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.989%, 7/1/2022	5,379,331	5,397,003
Vantage Specialty Chemicals, Inc., Term Loan B, 1-month USD-LIBOR + 4.500%, 5.739%, 2/5/2021	931,126	939,274
		56,023,612
Telecommunication Services 7.3%
CenturyLink, Inc., Term Loan B, 2.75%, 1/31/2025	3,329,999	3,265,480
Colorado Buyer, Inc.:
Term Loan B, 3-month USD-LIBOR + 3.000%, 4.31% **, 5/1/2024	750,000	754,808
Second Lien Term Loan, 3-month USD-LIBOR + 7.250%, 8.57% **, 5/1/2025	350,000	356,125
Consolidated Communications, Inc., Term Loan B, 1-month USD-LIBOR + 3.000% **, 4.24%, 10/4/2023	500,000	492,265
DigitalGlobe, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.989% **, 1/15/2024	1,194,000	1,195,307
Frontier Communications Corp., Term Loan B1, 1-month USD-LIBOR + 3.750%, 4.99% **, 6/15/2024	2,900,000	2,782,971
Intelsat Jackson Holdings SA, Term Loan B2, 3-month USD-LIBOR + 2.750% **, 4.0%, 6/30/2019	4,000,000	3,990,440
Level 3 Financing, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.485% **, 2/22/2024	2,565,000	2,568,001
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 3.75% **, 2/2/2024	3,125,500	3,130,798
Syniverse Holdings, Inc., Term Loan, 3-month USD-LIBOR + 3.000%, 4.311% **, 4/23/2019	2,496,968	2,407,489
Telesat Canada, Term Loan B4, 3-month USD-LIBOR + 3.000%, 4.3% **, 11/17/2023	3,870,799	3,908,133
UPC Financing Partnership, Term Loan AP, 1-month USD-LIBOR + 2.750%, 3.977% **, 4/15/2025	5,103,885	5,121,672
Zayo Group LLC, Term Loan, 1-month USD-LIBOR + 2.250%, 3.481% **, 1/19/2024	965,199	967,526
Ziggo Secured Finance Partnership, Term Loan E, 1-month USD-LIBOR + 2.500%, 3.727% **, 4/15/2025	3,500,000	3,495,187
		34,436,202
Utilities ** 3.6%
Alison Bidco SARL:
First Lien Term Loan B1, 3-month USD-LIBOR + 4.500%, 5.796%, 8/29/2021	972,500	972,500
First Lien Term Loan B2, 3-month USD-LIBOR + 4.500%, 5.796%, 8/29/2021	972,500	972,500
Astoria Energy LLC, Term Loan B, 1-month USD-LIBOR + 4.000%, 5.24%, 12/24/2021	2,081,701	2,093,421
Calpine Corp.:
Term Loan B6, 3-month USD-LIBOR + 2.750%, 4.05%, 1/15/2023	1,950,101	1,948,121
Term Loan B5, 3-month USD-LIBOR + 2.750%, 4.05%, 1/15/2024	2,432,545	2,428,543
Dayton Power & Light Co., Term Loan B, 1-month USD-LIBOR + 3.250%, 4.49%, 8/24/2022	817,125	828,704
Dynegy, Inc., Term Loan C, 1-month USD-LIBOR + 3.250%, 4.489%, 2/7/2024	3,176,502	3,186,126
NRG Energy, Inc., Term Loan B, 3-month USD-LIBOR + 2.250%, 3.546%, 6/30/2023	2,649,927	2,650,417
Southeast PowerGen LLC, Term Loan B, 3-month USD-LIBOR + 3.500%, 4.8%, 12/2/2021	940,000	903,185
Terra Gen Finance Co., LLC, Term Loan B, 1-month USD-LIBOR + 4.250%, 5.49%, 12/9/2021 (a)	943,024	862,867
		16,846,384
Total Loan Participations and Assignments (Cost $417,991,311)		413,272,782
Corporate Bonds 1.8%
Consumer Discretionary 0.5%
Univision Communications, Inc., 144A, 5.125%, 5/15/2023	2,000,000	2,035,000
Energy 0.6%
Chesapeake Energy Corp., 6.125%, 2/15/2021	1,000,000	952,500
Continental Resources, Inc., 5.0%, 9/15/2022	2,000,000	2,010,000
		2,962,500
Materials 0.7%
Hexion, Inc., 6.625%, 4/15/2020	2,500,000	2,275,000
Teck Resources Ltd., 4.75%, 1/15/2022	961,000	1,006,648
		3,281,648
Total Corporate Bonds (Cost $8,190,789)		8,279,148
	Shares	Value ($)
Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co. *(a)	36,771	0
Information Technology 0.0%
Answers Corp.	2,219	36,059
Total Common Stocks (Cost $715,073)		36,059
Warrant 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022 *(a) (Cost $713,596)	6,166	0
Exchange-Traded Funds 5.4%
iShares iBoxx $ High Yield Corporate Bond ETF	210,425	18,643,655
PowerShares Senior Loan Portfolio	119,875	2,773,907
SPDR Bloomberg Barclays High Yield Bond ETF	108,000	4,024,080
Total Exchange-Traded Funds (Cost $25,057,294)		25,441,642
Cash Equivalents 4.0%
Deutsche Central Cash Management Government Fund, 1.06% (b) (Cost $18,510,313)	18,510,313	18,510,313
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $471,178,376)	99.3	465,539,944
Other Assets and Liabilities, Net	0.7	3,453,048
Net Assets	100.0	468,992,992

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Coach America Holdings, Inc.*	12-month USD-LIBOR plus 5.75%	4/20/2018	USD	1,693,059	1,685,009	169

*	Non-income producing security.
**	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of August 31, 2017.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prime Rate: Interest rate charged by banks to their most credit worthy customers.
SPDR: Standard & Poor's Depositary Receipt

At August 31, 2017, the Fund had unfunded loan commitments of $51,236, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation ($)
CH Hold Corp., Term Delay Draw B, 2/1/2024	3,416	3,444	28

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Loan Participations and Assignments	$—	$406,034,343	$7,238,439	$413,272,782
Corporate Bonds	—	8,279,148	—	8,279,148
Common Stocks	—	36,059	0	36,059
Warrant	—	—	0	0
Exchange-Traded Funds	25,441,642	—	—	25,441,642
Short-Term Investments (c)	18,510,313	—	—	18,510,313
Unfunded Loan Commitments (d)	—	28	—	28
Total	$43,951,955	$414,349,578	$7,238,439	$465,539,972

(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Includes appreciation on unfunded loan commitments.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Loan Participation and Assignments	Common Stocks	Warrant	Total
Balance as of May 31, 2017	$7,086,576	$0	$—	$7,086,576
Realized gains (loss)	75,750	—	—	75,750
Change in unrealized appreciation (depreciation)	(210,646)	0	(713,596)	(924,242)
Amortization premium/discount	9,740	—	—	9,740
Purchases	109,042	—	713,596	822,638
Sales	(1,200,049)	—	—	(1,200,049)
Transfers into Level 3 (e)	4,203,026	—	—	4,203,026
Transfers (out) of Level 3 (f)	(2,835,000)	—	—	(2,835,000)
Balance as of August 31, 2017	$7,238,439	$0	$0	$7,238,439
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2017	$(157,430)	$0	$(713,596)	$(871,026)

(e)	During the period ended August 31,2017, the amount of transfers between Level 2 & Level 3 was $4,203,026. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.
(f)	During the period ended August 31,2017, the amount of transfers between Level 3 & Level 2 was $2,835,000. The investment was transferred from Level3 to Level2 due to the availablity of a pricing source supported by observable inputs.
Transfers between price levels are recognized at the beginning of the reporting period.
A significant change in the broker quotes could have a material change on the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Floating Rate Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2017